Assets and Liabilities - Summary of Current Prepayments and Other Receivables (Details) - DKK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous Current Assets [Abstract]
Prepayments to vendors	kr 12,872	kr 38,281
Grant income receivable	0	81
VAT receivable, net	2,903	10,333
Foreign VAT receivable	1,627	1,304
Other current receivables	2,790	1,236
Total current prepayments and other receivables	kr 20,192	kr 51,235